Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
At start of year	£ 126
Charge for the year	(43)	£ (47)	£ (52)
At end of year	99	126
Cost
Disclosure of detailed information about property, plant and equipment
At start of year	618	683
Acquisitions	1	1
Capital expenditure	30	36
Disposals	(118)	(159)
Exchange translation differences	(24)	57
At end of year	507	618	683
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(492)	(552)
Charge for the year	(43)	(47)
Disposals	108	154
Exchange translation differences	19	(47)
At end of year	(408)	(492)	(552)
Land and buildings
Disclosure of detailed information about property, plant and equipment
At start of year	51
At end of year	42	51
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	166	167
Acquisitions		1
Capital expenditure	5	3
Disposals	(30)	(19)
Exchange translation differences	(7)	14
At end of year	134	166	167
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(115)	(111)
Charge for the year	(5)	(6)
Disposals	23	12
Exchange translation differences	5	(10)
At end of year	(92)	(115)	(111)
Fixtures and equipment
Disclosure of detailed information about property, plant and equipment
At start of year	75
At end of year	57	75
Fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	452	516
Acquisitions	1
Capital expenditure	25	33
Disposals	(88)	(140)
Exchange translation differences	(17)	43
At end of year	373	452	516
Fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(377)	(441)
Charge for the year	(38)	(41)
Disposals	85	142
Exchange translation differences	14	(37)
At end of year	£ (316)	£ (377)	£ (441)